Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	354,551
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 9.64
Stockholders' Equity, Period Increase (Decrease)	$ 3,400,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 272,000	$ 280,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	387,776	416,982	407,268
Employer contribution	$ 465,000	$ 421,000
Accumulated benefit obligation for the defined benefit pension plan	5,032,000	$ 3,840,000
Present value Of Defined Benefit Future Plan	429,000
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	56,000
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	5,545,000
Postretirement Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	1,600,000
Employer contribution	$ 378,000